Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Unrealized gains (losses) on securities, Pre-tax amount
Unrealized holding gains arising during the period, Pre-tax amount	[1]			¥ 114,599
Less : Reclassification adjustment included in net income, Pre-tax amount				(34,686)
Unrealized gains (losses) on derivative instruments, Pre-tax amount
Unrealized holding losses arising during the period, Pre-tax amount				(69)
Less : Reclassification adjustment included in net income, Pre-tax amount				615
Pension liability adjustment, Pre-tax amount	[1]			(8,476)
Foreign currency translation adjustments, Pre-tax amount
Translation adjustments arising during the period, Pre-tax amount	[1]			160,425
Less : Reclassification adjustment included in net income, Pre-tax amount	[2]			3,927
Other comprehensive income (loss), Pre-tax amount				236,335
Unrealized gains (losses) on securities, Tax benefit/(expense)
Unrealized holding gains arising during the period, Tax benefit/(expense)	[1]			(36,198)
Less : Reclassification adjustment included in net income, Tax benefit/(expense)				14,328
Unrealized gains (losses) on derivative instruments, Tax benefit/(expense)
Unrealized holding losses arising during the period, Tax benefit/(expense)				12
Less : Reclassification adjustment included in net income, Tax benefit/(expense)				(250)
Pension liability adjustment, Tax benefit/(expense)	[1]			1,853
Foreign currency translation adjustments, Tax benefit/(expense)
Translation adjustments arising during the period, Tax benefit/(expense)	[1]			(2,534)
Less : Reclassification adjustment included in net income, Tax benefit/ (expense)	[2]			0
Other comprehensive income (loss), Tax benefit/(expense)				(22,789)
Unrealized gains (losses) on securities, Net-of-tax amount
Unrealized holding gains arising during the period, Net-of-tax amount	[1]			63,596
Less : Reclassification adjustment included in net income, Net-of-tax amount				(20,358)
Unrealized gains (losses) on derivative instruments, Net-of-tax amount
Unrealized holding losses arising during the period, Net-of-tax amount				(57)
Less : Reclassification adjustment included in net income, Net-of-tax amount				365
Foreign currency translation adjustments, Net-of-tax amount
Translation adjustments arising during the period, Net-of-tax amount	[1]			159,149
Less : Reclassification adjustment included in net income, Net-of-tax amount	[2]			3,927
Net current-period other comprehensive income		¥ 83,321	¥ 190,819	201,639
Accumulated other comprehensive income (loss)
Unrealized gains (losses) on derivative instruments, Net-of-tax amount
Pension liability adjustment, Net-of-tax amount	[1]			¥ (4,983)

[1]	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains on securities, pension liability adjustment and foreign currency translation adjustments arising during the period.
[2]	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.